Financial Liabilities (Non-Current and Current) - Summary of Gross Financial Debt by Effective Interest Rate (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	€ 32,864	€ 34,525
Total	32,864	34,525
Continuing operations [member] | Up to 2.5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	13,071	9,410
Continuing operations [member] | Up to 2.5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,005	5,041
Continuing operations [member] | From 2.5% to 5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,631	7,775
Continuing operations [member] | From 2.5% to 5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,571	9,368
Continuing operations [member] | From 5% to 7.5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	7,366	10,586
Continuing operations [member] | From 5% to 7.5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	11,265	12,629
Continuing operations [member] | From 7.5% to 10% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,849	1,430
Continuing operations [member] | From 7.5% to 10% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,690	3,918
Continuing operations [member] | Over 10% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,203	2,428
Continuing operations [member] | Over 10% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	589	673
Continuing operations [member] | Accruals/Deferrals, MTM and Derivative [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,744	2,896
Continuing operations [member] | Accruals/Deferrals, MTM and Derivative [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 2,744	€ 2,896